Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 BRL (R$) Locomotives	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [line items]
Foreign currency exchange rate	3.3080	3.2591	3.9048
Agreement date	May 31, 1999
Description of agreement related to intangible assets	The concession agreement was signed on May 31, 1999 with an initial term of 30 years. Subject to approval of the Conceding Authority, the Company may request only once the extension of the distribution services for another 20 years.
Description of contribution to defined contribution plan	Contributions to a defined contribution plan that is due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.
Income tax rate	34.00%
Percentage of operating revenue	32.00%
Percentage of applicable tax rate over profit	15.00%
Additional applicable tax rate	10.00%
Percentage of applicable tax rate over profit for social contribution	9.00%
Forward purchase of property, plant and equipment	R$ 105,102,000
Rumo S.A. [member] | Logistics segment [member]
Disclosure of significant accounting policies [line items]
Number of locomotives | Locomotives	200
A L L Malha Norte [member]
Disclosure of significant accounting policies [line items]
Percentage of decrease in income tax	75.00%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Hedged risk position percentage	80.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Hedged risk position percentage	125.00%
Operating revenues	R$ 240,000